SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Short-term debts (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about short-term debts and loans [line items]
Short-term debts	¥ 59,037	¥ 35,252
Loans from Sinopec Group Company and fellow subsidiaries	7,292	2,873
Total short-term debts	¥ 66,329	¥ 38,125
Weighted interest rates on short-term loans	2.63%	2.72%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 14,461	¥ 24,959
Current portion of long-term bank loans	13,876	3,293
Current portion of long-term corporate bonds	30,700	7,000
Short-term debts	59,037	35,252
Current portion of long-term debts	44,576	10,293
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	440	466
Loans from Sinopec Group Company and fellow subsidiaries	7,292	2,873
Total short-term debts	6,852	2,407
CNY | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	14,325	24,959
Current portion of long-term bank loans	13,875	3,281
Current portion of long-term corporate bonds	30,700	7,000
CNY | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term bank loans	440	466
Total short-term debts	5,911	1,320
USD | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	136	0
Current portion of long-term bank loans	1	12
USD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	906	934
EUR | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 35	¥ 153